SUPPLEMENTAL CONSOLIDATED CASH FLOW INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CONSOLIDATED CASH FLOW INFORMATION
17.	SUPPLEMENTAL CONSOLIDATED CASH FLOW INFORMATION

The tables presented below provide supplemental information to the unaudited condensed consolidated statements of cash flows regarding contract origination and maturity activity included in the pertinent captions on the Company’s unaudited condensed consolidated statements of cash flows (in thousands):

	Three months ended March 31,
	2020	2019
Accounts Receivable
Pre-need/at-need contract originations (sales on credit)	$(25,457)	$(27,587)
Cash receipts from sales on credit (post-origination)	23,862	25,622

Changes in accounts receivable, net of allowance	$(1,595)	$(1,965)

Customer Contract Liabilities
Deferrals:
Cash receipts from customer deposits at origination, net of refunds	$35,586	$34,205
Withdrawals of realized income from merchandise trusts during the period	2,684	2,124
Pre-need/at-need contract originations (sales on credit)	25,457	27,587
Undistributed merchandise trust investment earnings, net	(1,595)	3,610
Recognition:
Merchandise trust investment income, net withdrawn as of end of period	(2,107)	(2,255)
Recognized maturities of customer contracts collected as of end of period	(45,989)	(46,131)
Recognized maturities of customer contracts uncollected as of end of period	(7,602)	(10,556)

Changes in customer contract liabilities	$6,434	$8,584

24.	SUPPLEMENTAL CONSOLIDATED CASH FLOW INFORMATION

The tables presented below provide supplemental information to the consolidated statements of cash flows regarding contract origination and maturity activity included in the pertinent captions on the Company’s consolidated statements of cash flows (in thousands):

	Year ended December 31,
	2019	2018
Accounts Receivable
Pre-need/at-need contract originations (sales on credit)	(113,759)	$(126,199)
Cash receipts from sales on credit (post-origination)	105,126	130,697

Changes in accounts receivable, net of allowance	$(8,633)	$4,498

Customer Contract Liabilities
Deferrals:
Cash receipts from customer deposits at origination, net of refunds	$141,264	$146,279
Withdrawals of realized income from merchandise trusts during the period	8,537	15,582
Pre-need/at-need contract originations (sales on credit)	113,759	126,199
Undistributed merchandise trust investment earnings, net	13,389	(2,725)
Recognition:
Merchandise trust investment income, net withdrawn as of end of period	(9,555)	(9,618)
Recognized maturities of customer contracts collected as of end of period	(204,629)	(188,897)
Recognized maturities of customer contracts uncollected as of end of period	(26,109)	(49,415)

Changes in customer contract liabilities	$36,656	$37,405